FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The table below sets forth the fair value of the investments by level, measured on a recurring basis and held by the DC Master Trust as of December 31, 2025:

	2025
$ in thousands	Level 1	Level 2	Total
DC Master Trust at fair value
Cash equivalents and short-term investment fund	$—	$78,177	$78,177
U.S. equities	4,048,009	—	4,048,009
Collateral held under securities lending agreements	—	200,064	200,064
Common/collective trust funds valued using NAV as a practical expedient			32,627,651
Total DC Master Trust at fair value	$4,048,009	$278,241	$36,953,901
The table below sets forth the fair value of the BrokerageLink Account and short-term investment fund, by level, measured on a recurring basis, and held by the Plan as of December 31, 2025:

	2025
$ in thousands	Level 1	Level 2	Total
Other Plan investments
BrokerageLink Account	$4,577,861	$63,482	$4,641,343
State Street Bank and Trust Company short-term investment fund	—	143	143
Total other Plan investments	$4,577,861	$63,625	$4,641,486
The table below sets forth the fair value of the investments by level, measured on a recurring basis and held by the DC Master Trust as of December 31, 2024:

	2024
$ in thousands	Level 1	Level 2	Total
DC Master Trust at fair value
Cash equivalents and short-term investment fund	$18	$93,041	$93,059
U.S. equities	3,594,037	—	3,594,037
Collateral held under securities lending agreements	—	693,505	693,505
Common/collective trust funds valued using NAV as a practical expedient			28,679,632
Total DC Master Trust at fair value	$3,594,055	$786,546	$33,060,233
The table below sets forth the fair value of the BrokerageLink Account and short-term investment fund, by level, measured on a recurring basis, and held by the Plan as of December 31, 2024:

	2024
$ in thousands	Level 1	Level 2	Total
Other Plan investments
BrokerageLink Account	$3,968,127	$56,734	$4,024,861
State Street Bank and Trust Company short-term investment fund	—	902	902
Total other Plan investments	$3,968,127	$57,636	$4,025,763